ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries		1,340,481		1,363,618
Current assets:
Cash and cash equivalents	29,287	177,295	29,423	178,121	320,895	639,811	33	202	2,584	15,644	6,641	194,376
Amounts due from related parties				500			82,335	498,432		708,113
Prepaid expenses and other current assets	39,572	239,556		317,735			11,267	68,205		3,148
Total current assets	111,526	675,144		1,680,980			93,635	566,839		726,905
Non-current assets:
Intangible assets, net		221,080		268,106			47	284		443
Investment in subsidiaries										556,707
Total non-current assets	211,154	1,278,265		1,499,378			47	284		557,150
Total assets	322,680	1,953,409		3,180,358			93,682	567,123		1,284,055
Current liabilities:
Convertible loan	16,999	102,905		121,156			16,999	102,905		121,156
Deferred revenue	88,362	534,917		490,103			383	2,317		3,896
Amounts due to related parties	1,988	12,035		4,211			938	5,678		6,439
Accrued and other liabilities	68,688	415,810		400,361			9,866	59,725		56,854
Total current liabilities	239,843	1,451,936		1,699,899			28,186	170,625		188,345
Total liabilities	256,981	1,555,686		1,796,403			28,186	170,625		188,345
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 145,975,484 and 176,776,612 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	20	122		103			20	122		103
Additional paid-in capital	447,102	2,706,621		2,500,273			447,102	2,706,621		2,500,273
Retained earnings	(392,339)	(2,375,099)		(1,503,956)			(379,003)	(2,294,368)		(1,387,550)
Accumulated other comprehensive income	(2,623)	(15,877)		(17,116)			(2,623)	(15,877)		(17,116)
Total Ambow Education Holding Ltd.'s equity	65,496	396,498		1,095,710			65,496	396,498		1,095,710
Total liabilities and equity	$ 322,680	1,953,409		3,180,358			$ 93,682	567,123		1,284,055